PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

5.      PREPAYMENTS AND OTHER CURRENT ASSETS

	2016	2017
	RMB	RMB
Rental and other deposits	677	3,116
Prepayments for rental and others	19,725	29,799
Employee advances	4,082	9,268
Payments made on behalf of customers	462,841	458,199
Prepaid insurance premium	958	1,035
Interest income receivable	37,344	51,374
Others	1,931	6,314

Total	527,558	559,105

Payments made on behalf of customers are associated with the operations of the Company’s business process outsourcing services. The Company has remitted funds in advance on behalf of its customers for purposes such as monthly customers’ employee benefits, social insurance and payroll payments, which will be reimbursed to the Company in the near term. The Company provides an allowance for payments made on behalf of customers when facts and circumstances indicate that the receivable is unlikely to be collected. The movement of allowance for payments made on behalf of customers is analyzed as follows:

	2015	2016	2017
	RMB	RMB	RMB
Balance at beginning of period	958	856	459
Additions	1,723	843	9,656
Write-offs	(1,825)	(1,240)	(7,068)

Balance at end of period	856	459	3,047